[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report
June 30, 2002

Merrill Lynch
International
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

      Merrill Lynch International Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Richard Vella, Senior Vice President
Jeffrey B. Hewson, Vice President
Frank Viola, Vice President
Donald C. Burke, Vice President and Treasurer
Stephen M. Benham, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch International Index Fund, June 30, 2002

DEAR SHAREHOLDER

For the six months ended June 30, 2002, Merrill Lynch International Index Fund's Class A and Class D Shares had total returns of -1.17% and -1.29%, respectively, compared to the total return of -1.62% for the unmanaged benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) (Capitalization Weighted) Index. (Complete performance information can be found on page 4 of this report to shareholders.) References to markets of all countries/regions in this letter to shareholders correspond to those countries'/regions' weightings in the MSCI EAFE Index and are in U.S. dollar terms unless otherwise noted.

After a successful fourth quarter of 2001, international markets in the first half of 2002 saw lackluster returns. High-profile company failures, concerns over accounting standards and rising geo-political risks combined to send markets into a tailspin akin to the first 10 months of 2001. Japan was a notable exception to the downward momentum, posting a gain of more than 7%. Encouraging signs of an economic recovery in Japan, albeit modest in nature, have been sufficient to cause significant short covering among underweighted investors.

Despite the mixed market sentiment and flat return for the MSCI EAFE Index, there was some evidence of a recovery in the economy during the period. Most major international markets saw poor performance throughout the first half of the year with the CAC40 Index (an index of 40 companies listed on the Paris Bourse) closing down 726.59 points at 3,897.99 or -15.71% and the Financial Times Stock Exchange 100 Stock Index closing down 561 points at 4,656.40 or -10.75%. In the Asian markets, the Hang Seng Index closed down 833.04 points at 10,598.55 or -7.29%, and the Nikkei 225 Index, whose performance was flat, closed up 79.22 points at 10,621.84 or +0.75%.

During the six months ended June 30, 2002, returns were split with 13 EAFE countries posting negative returns and the remaining eight posting positive returns. Only two countries posted double-digit gains. Austria led with +18.77% followed by New Zealand with +15.47. Japanese equity markets saw a year-to-date return of +7.72%, reflecting the introduction of short-term government measures to shore up the market ahead of the fiscal year end in March, and more fundamentally, the gearing of Japan in expectation of a global economic recovery. Toward the end of the second quarter, as global concern shifted toward U.S. financial markets, the weakness of the U.S. dollar and the concomitant sharp decline in U.S. equity markets saw the Japanese market give back some of its earlier gains.

Finland was on the other end of the spectrum, with the lowest year-to-date return of -32.34%. Sweden (-18.08%), Ireland (-16.38%) and Spain (-11.04%) also saw double-digit negative returns for the six-month period ended June 30, 2002.

Turning to specific stock sectors, performance was split with five sectors outperforming and five sectors underperforming. The best-performing sectors were materials (+12.35%) and energy (+10.42%). Energy was perceived as a safe place for cautious investors to put their money. The telecommunications sector was the hardest hit during the first half of the year with a return of -29%. Technology continued its downward slide with a -23.13% decline during the past six months. It is believed that this negative return is a result of technology and growth companies still struggling to work off the huge overcapacity problems built up during the technology boom.

As 2002 reaches the halfway point, the market seems as jittery as ever, with major indexes at or near their 52-week lows. With investor confidence being shaken almost daily by new revelations, it is hard to know whether the market has hit bottom or not. During the Federal Reserve Board's meetings in the first half of the year, it was decided to leave the Federal funds rate unchanged at its 40-year low of 1.75%. Data that has become available confirms that economic activity is continuing to increase. However, both the upward impetus from the swing in inventory investment and the growth in final demand appear to have moderated. The Federal Reserve Board expects the rate of increase of final demand to pick up over coming quarters, supported in part by robust underlying growth in productivity, but the degree of the strengthening remains uncertain.

Positive global economic data, such as the improvement, or at least the stabilization, of business confidence in every major economy has also contributed to the European Central Bank's and Bank of England's decision to follow the U.S.'s lead and keep interest rates unchanged.

Market Outlook

Despite a difficult first half of the year, the economy did show evidence of a recovery during the period. Nevertheless, there are many current event issues and factors that have a significant impact on which direction the economy could turn. With the terrorist crisis in the Middle East and its symbolism of our sense of freedom and safety as well as ongoing accounting fears and corporate announcements, the market is expected to continue to be choppy and rotational as these factors battle with improving economic statistics for the fate of the market. Additionally, as the Federal Reserve Board keeps its prospects for continued productivity growth and works to strive for price stability and sustainable economic growth in the global economy, the outlook for the markets look favorable. With that in mind, the Fund is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director

August 9, 2002

                                     2 & 3

                           Merrill Lynch International Index Fund, June 30, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser waived a portion of their administrative fee and all of their management fee, respectively. In addition, the Investment Adviser reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.

Recent Performance Results

                                                     6-Month        12-Month     Since Inception
As of June 30, 2002                                Total Return   Total Return     Total Return
================================================================================================
ML International Index Fund Class A Shares*            -1.17%         -12.01%          +12.46%
------------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*            -1.29          -12.26           +10.96
------------------------------------------------------------------------------------------------
MSCI EAFE Index--Cap Weighted**                        -1.62          - 9.49           + 3.94
================================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.

** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                       % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 6/30/02                                                   -12.01%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                  -0.48
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/02                                       +2.27
--------------------------------------------------------------------------------

                                                                       % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 6/30/02                                                   -12.26%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                  -0.75
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/02                                      + 2.01
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND        As of June 30, 2002
===================================================================================================================================
Assets:           Investment in Master International (Capitalization Weighted) Index Series, at value
                  (identified cost--$89,253,511) ......................................................                $ 89,608,312
                  Prepaid registration fees and other assets ..........................................                      11,120
                                                                                                                       ------------
                  Total assets ........................................................................                  89,619,432
                                                                                                                       ------------
===================================================================================================================================
Liabilities:      Payables:
                    Administrator .....................................................................  $    17,792
                    Distributor .......................................................................       12,180
                    Custodian fees ....................................................................          124
                    Distribution to shareholders ......................................................          121         30,217
                                                                                                         -----------
                  Accrued expenses and other liabilities ..............................................                      15,752
                                                                                                                       ------------
                  Total liabilities ...................................................................                      45,969
                                                                                                                       ------------
===================================================================================================================================
Net Assets:       Net assets ..........................................................................                $ 89,573,463
                                                                                                                       ============
===================================================================================================================================
Net Assets        Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                $        292
Consist of:       Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                         764
                  Paid-in capital in excess of par ....................................................                  94,622,796
                  Undistributed investment income--net ................................................  $   881,884
                  Accumulated realized capital losses on investments and foreign currency transactions
                  from the Series--net ................................................................   (6,287,074)
                  Unrealized appreciation on investments and foreign currency transactions from the
                  Series--net .........................................................................      354,801
                                                                                                         -----------
                  Total accumulated losses--net .......................................................                  (5,050,389)
                                                                                                                       ------------
                  Net assets ..........................................................................                $ 89,573,463
                                                                                                                       ============
===================================================================================================================================
Net Asset         Class A--Based on net assets of $24,832,045 and 2,919,555 shares outstanding ........                $       8.51
Value:                                                                                                                 ============
                  Class D--Based on net assets of $64,741,418 and 7,643,112 shares outstanding ........                $       8.47
                                                                                                                       ============
===================================================================================================================================

            See Notes to Financial Statements.


                                      4 & 5

                           Merrill Lynch International Index Fund, June 30, 2002

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND           For the Six Months Ended June 30, 2002
------------------------------------------------------------------------------------------------------------------------------
Investment Income    Net investment income allocated from the Series:
From the Series--      Dividends (net of $149,947 foreign withholding tax)..........................               $ 1,151,934
Net:                   Securities lending--net......................................................                    15,710
                       Interest.....................................................................                     8,876
                       Expenses.....................................................................                   (33,254)
                                                                                                                   -----------
                     Net investment income from the Series..........................................                 1,143,266
                                                                                                                   -----------
==============================================================================================================================
Expenses:            Administration expense.........................................................  $ 141,238
                     Account maintenance fee--Class D...............................................     72,346
                     Printing and shareholder reports...............................................     29,740
                     Registration fees..............................................................     11,690
                     Professional fees..............................................................      2,849
                     Directors' fees and expenses...................................................        539
                                                                                                      ---------
                     Total expenses.................................................................                   258,402
                                                                                                                   -----------
                     Investment income--net.........................................................                   884,864
                                                                                                                   -----------
==============================================================================================================================
Realized &           Realized gain (loss) from the Series on:
Unrealized Gain        Investments--net.............................................................   (794,637)
(Loss) from the        Foreign currency transactions--net...........................................    164,586       (630,051)
Series--Net:                                                                                          --------
                     Change in unrealized appreciation on investments and foreign currency
                     transactions from the Series--net.............................................                (1,594,147)
                                                                                                                   -----------
                     Total realized and unrealized loss on investments and foreign currency
                     transactions--net..............................................................                (2,224,198)
                                                                                                                   -----------
                     Net Decrease in Net Assets Resulting from Operations...........................               $(1,339,334)
                                                                                                                   ===========
==============================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Six       For the
MERRILL LYNCH                                                                                     Months Ended      Year Ended
INTERNATIONAL                                                                                       June 30,       December 31,
INDEX FUND        Increase (Decrease) in Net Assets:                                                  2001            2002
===============================================================================================================================
Operations:       Investment income--net.........................................................   $   884,864   $     742,964
                  Realized loss on investments and foreign currency transactions from the
                  Series--net....................................................................      (630,051)     (3,208,993)
                  Change in unrealized appreciation/depreciation on investments and foreign
                  currency transactions from the Series--net.....................................    (1,594,147)    (17,400,348)
                                                                                                    -----------   -------------
                  Net decrease in net assets resulting from operations...........................    (1,339,334)    (19,866,377)
                                                                                                    -----------   -------------
===============================================================================================================================
Dividends &       Investment income--net:
Distributions to    Class A......................................................................            --        (315,238)
Shareholders:       Class D......................................................................            --        (494,767)
                  Realized gain on investments from the GDP Series--net:
                    Class A......................................................................            --        (217,264)
                    Class D......................................................................            --        (281,747)
                  Realized gain on investments from the Series--net:
                    Class A......................................................................       (28,225)             --
                    Class D......................................................................       (64,318)             --
                                                                                                    -----------   -------------
                  Net decrease in net assets resulting from dividends and distributions
                  to shareholders................................................................       (92,543)     (1,309,016)
                                                                                                    -----------   -------------
===============================================================================================================================
Capital Share     Net increase in net assets derived from capital share transactions.............    11,802,488      16,367,869
Transactions:                                                                                       -----------   -------------
===============================================================================================================================
Net Assets:       Total increase (decrease) in net assets........................................    10,370,611      (4,807,524)
                  Beginning of period............................................................    79,202,852      84,010,376
                                                                                                    -----------   -------------
                  End of period*.................................................................   $89,573,463   $  79,202,852
                                                                                                    ===========   =============
===============================================================================================================================
                 *Undistributed (accumulated) investment income (loss)--net......................   $   881,884   $      (2,980)
                                                                                                    ===========   =============
===============================================================================================================================

            See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch International Index Fund, June 30, 2002

FINANCIAL HIGHLIGHTS

                                                                                               Class A
                   The following per share data and ratios           -----------------------------------------------------------
                   have been derived from information                For the Six               For the Year Ended
MERRILL LYNCH      provided in the financial statements.             Months Ended                  December 31,
INTERNATIONAL                                                          June 30,     --------------------------------------------
INDEX FUND         Increase (Decrease) in Net Asset Value:               2002         2001        2000        1999        1998
================================================================================================================================
Per Share          Net asset value, beginning of period ..........     $  8.64      $  11.36    $  15.13    $  12.04    $  10.56
Operating                                                              -------      --------    --------    --------    --------
Performance:       Investment income--net+ .......................         .09           .12         .14         .13         .15
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions from the GDP Series and
                   the Series--net ...............................        (.13)        (2.67)      (2.82)       3.59        2.52
                                                                       -------      --------    --------    --------    --------
                   Total from investment operations ..............        (.04)        (2.55)      (2.68)       3.72        2.67
                                                                       -------      --------    --------    --------    --------
                   Less dividends and distributions:
                      Investment income--net .....................          --          (.10)       (.02)       (.09)       (.12)
                      In excess of investment income--net ........          --            --          --          --        (.04)
                      Realized gain on investments from the
                      GDP Series--net ............................          --          (.07)       (.53)       (.54)      (1.03)
                      Realized gain on investments from the
                      Series--net ................................        (.09)           --          --          --          --
                      In excess of realized gain on investments
                      from the GDP Series--net ...................          --            --        (.54)         --          --
                                                                       -------      --------    --------    --------    --------
                   Total dividends and distributions .............        (.09)         (.17)      (1.09)       (.63)      (1.19)
                                                                       -------      --------    --------    --------    --------
                   Net asset value, end of period ................     $  8.51      $   8.64    $  11.36    $  15.13    $  12.04
                                                                       =======      ========    ========    ========    ========
================================================================================================================================
Total Investment   Based on net asset value per share ............      (1.17%)@     (22.45%)    (17.80%)     31.29%      25.65%
Return:                                                                =======      ========    ========    ========    ========
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ..............        .57%*         .64%        .65%        .64%        .64%
Net Assets:                                                            =======      ========    ========    ========    ========
                   Expenses+ .....................................        .57%*         .81%        .71%        .69%        .76%
                                                                       =======      ========    ========    ========    ========
                   Investment income--net ........................       2.26%*        1.18%       1.02%       1.05%       1.26%
                                                                       =======      ========    ========    ========    ========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......     $24,832      $ 26,367    $ 37,387    $104,427    $118,692
Data:                                                                  =======      ========    ========    ========    ========
================================================================================================================================

                                                                                               Class D
                   The following per share data and ratios           -----------------------------------------------------------
                   have been derived from information                For the Six               For the Year Ended
                   provided in the financial statements.             Months Ended                  December 31,
                                                                       June 30,     --------------------------------------------
                   Increase (Decrease) in Net Asset Value:               2002         2001        2000        1999        1998
================================================================================================================================
Per Share          Net asset value, beginning of period ..........     $  8.62      $  11.33    $  15.13    $ 12.05     $ 10.56
Operating                                                              -------      --------    --------    -------     -------
Performance:       Investment income--net+ .......................         .09           .08         .09        .08         .13
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions from the GDP Series and
                   the Series--net ...............................        (.15)        (2.64)      (2.80)      3.61        2.51
                                                                       -------      --------    --------    -------     -------
                   Total from investment operations ..............        (.06)        (2.56)      (2.71)      3.69        2.64
                                                                       -------      --------    --------    -------     -------
                   Less dividends and distributions:
                      Investment income--net .....................          --          (.08)       (.02)      (.07)       (.09)
                      In excess of investment income--net ........          --            --          --         --        (.03)
                      Realized gain on investments from the
                      GDP Series--net ............................          --          (.07)       (.53)      (.54)      (1.03)
                      Realized gain on investments from the
                      Series--net ................................        (.09)           --          --         --          --
                      In excess of realized gain on investments
                      from the GDP Series--net ...................          --            --        (.54)        --          --
                                                                       -------      --------    --------    -------     -------
                   Total dividends and distributions .............        (.09)         (.15)      (1.09)      (.61)      (1.15)
                                                                       -------      --------    --------    -------     -------
                   Net asset value, end of period ................     $  8.47      $   8.62    $  11.33    $ 15.13     $ 12.05
                                                                       =======      ========    ========    =======     =======
================================================================================================================================
Total Investment   Based on net asset value per share ............      (1.29%)@     (22.60%)    (18.00%)    30.95%      25.40%
Return:                                                                =======      ========    ========    =======     =======
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ..............        .82%*         .89%        .89%       .89%        .89%
Net Assets:                                                            =======      ========    ========    =======     =======
                   Expenses+ .....................................        .82%*        1.05%        .96%       .95%       1.02%
                                                                       =======      ========    ========    =======     =======
                   Investment income--net ........................       2.07%*         .82%        .67%       .65%       1.14%
                                                                       =======      ========    ========    =======     =======
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ......     $64,741      $ 52,836    $ 46,623    $30,480     $14,802
Data:                                                                  =======      ========    ========    =======     =======
================================================================================================================================

 *    Annualized.
 +    Based on average shares outstanding.
++    Includes the Fund's share of the GDP Series' and Series' allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                                     8 & 9

                           Merrill Lynch International Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International (Capitalization Weighted) Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2002 was 41.3%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2002 were $22,437,920 and $10,125,568, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $11,802,488 and $16,367,869 for the six months ended June 30, 2002 and for the year ended December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2002                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................          783,107        $  6,752,951
Shares issued to shareholders
in reinvestment of distributions .........            3,105              27,053
                                                 ----------        ------------
Total issued .............................          786,212           6,780,004
Shares redeemed ..........................         (918,155)         (7,840,775)
                                                 ----------        ------------
Net decrease .............................         (131,943)       $ (1,060,771)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2001                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,248,549        $ 12,186,944
Shares issued to shareholders
in reinvestment of dividends and
distributions ............................           53,445             495,962
                                                 ----------        ------------
Total issued .............................        1,301,994          12,682,906
Shares redeemed ..........................       (1,542,434)        (14,951,099)
                                                 ----------        ------------
Net decrease .............................         (240,440)       $ (2,268,193)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended June 30, 2002                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,058,563        $ 17,554,464
Shares issued to shareholders
in reinvestment of distributions .........            7,252              68,706
                                                 ----------        ------------
Total issued .............................        2,065,815          17,623,170
Shares redeemed ..........................         (555,598)         (4,759,911)
                                                 ----------        ------------
Net increase .............................        1,510,217        $ 12,863,259
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2001                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        3,034,565        $ 29,214,905
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           81,043             740,547
                                                 ----------        ------------
Total issued .............................        3,115,608          29,955,452
Shares redeemed ..........................       (1,098,794)        (11,319,390)
                                                 ----------        ------------
Net increase .............................        2,016,814        $ 18,636,062
                                                 ==========        ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

On December 31, 2001, the Fund had a net capital loss carryforward of $16,747, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                                    10 & 11

                           Merrill Lynch International Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                Master International (Capitalization Weighted) Index Series
                ------------------------------------------------------------------------------
                                                                         Shares
COUNTRY         Investments                                               Held         Value
==============================================================================================
Australia       AMP Diversified Property Trust                           72,809     $  107,910
                AMP Limited                                              41,077        359,746
                Amcor Limited                                            57,052        263,919
                Ansell Limited                                            7,344         25,892
                Australia and New Zealand Banking
                   Group Ltd.                                            50,885        551,054
                Australian Gas Light Company Limited                     19,002        105,077
                BHP Billiton Limited                                    135,292        782,315
                Boral Limited                                            18,848         39,680
                Brambles Industries Limited                              42,362        224,502
                CSL Limited                                               3,407         61,550
                CSR Limited                                              36,728        131,756
                Coca-Cola Amatil Limited                                 15,008         53,755
                Cochlear Limited                                            993         18,982
                Coles Myer Limited                                       28,739        106,969
                Commonwealth Bank of Australia                           42,569        786,969
                Computershare Limited                                    11,639         14,375
                Foster's Brewing Group Limited                           99,688        264,154
                Gandel Retail Trust                                     157,486        107,863
                General Property Trust                                   60,065         94,755
                Insurance Australia Group Limited                         3,988          7,052
                James Hardie Industries NV (a)                            8,663         31,612
                Lend Lease Corporation Limited                           18,337        108,503
                M.I.M. Holdings Limited                                   6,087          4,442
                Macquarie Bank Limited                                   11,226        184,342
                Macquarie Infrastructure Group                           24,317         39,453
                Mayne Nickless Limited                                   33,090         76,908
                Mirvac Group                                             56,961        133,668
                National Australia Bank Limited                          55,745      1,107,848
                Newcrest Mining Limited                                  24,209        103,019
                The News Corporation Limited                             48,089        261,333
                The News Corporation Limited
                   (Convertible Preferred) (ADR) (b)                        760         15,010
                The News Corporation Limited (Preferred)                 55,607        255,361
                OneSteel Limited                                         22,856         16,809
                Orica Limited                                             5,647         30,339
                Origin Energy Limited                                     1,328          2,512
                Paperlinx Limited                                           377          1,026
                QBE Insurance Group Limited                              11,927         44,460
                Rio Tinto Limited                                        11,079        208,486
                Santos Limited                                           24,995         90,648
                Southcorp Limited                                         8,843         26,361
                Stockland Trust Group                                    63,022        155,321
                Suncorp-Metway Limited                                    1,494         10,325
                TABCORP Holdings Limited                                 13,779         96,694
                Telstra Corporation Limited                              96,577        252,657
                WMC Limited                                              42,215        215,428
                Wesfarmers Limited                                       10,690        163,237
                Westfield Holdings Limited                                4,962         41,674
                Westfield Trust                                          96,114        183,459
                Westfield Trust (New Shares) (a)                          6,243         11,706
                Westpac Banking Corporation Limited                      68,530        624,797
                Woodside Petroleum Limited                                6,460         49,214
                Woolworths Limited                                       43,677        322,442
                ------------------------------------------------------------------------------
                Total Investments in Australia (Cost--$8,397,648)--4.1%              8,977,369
==============================================================================================
Austria         BWT AG                                                    1,110         26,255
                Boehler-Uddeholm AG                                         390         18,819
                Flughafen Wien AG                                         1,446         49,697
                Mayr-Melnhof Karton AG                                      911         65,705
                OMV AG                                                      329         32,330
                Oesterreichische Elektrizitaetswirtschafts-
                   AG "Verbund" 'A'                                          47          4,083
                RHI AG (a)                                                   53            387
                Telekom Austria AG (a)                                    1,297         10,401
                VA Technologie AG                                           458         12,104
                Wienerberger Baustoffindustrie AG                           122          2,139
                ------------------------------------------------------------------------------
                Total Investments in Austria (Cost--$210,757)--0.1%                    221,920
==============================================================================================
Belgium         Agfa Gevaert NV                                           3,823         69,622
                Barco NV (New Shares)                                       520         21,877
                Bekaert NV                                                1,022         48,397
                Colruyt NV                                                1,048         49,163
                Compagnie Maritime Belge SA (CMB)                           628         35,755
                D'leteren SA                                                222         40,056
                Delhaize "Le Lion" SA                                       592         27,771
                Delhaize "Le Lion" SA (ADR) (b)                             950         44,251
                Dexia                                                    16,498        255,318
                Electrabel SA                                               975        225,321
                Fortis                                                   34,697        742,903
                Groupe Bruxelles Lambert SA                               2,091        109,242
                Interbrew                                                 2,492         71,544
                KBC Bancassurance Holding                                 2,802        113,319
                Solvay SA                                                 1,416        101,946
                Suez Lyonnaise des Eaux SA                                4,785             47
                UCB SA                                                    4,104        150,573
                Union Miniere SA                                          1,057         45,618
                ------------------------------------------------------------------------------
                Total Investments in Belgium (Cost--$2,220,927)--1.0%                2,152,723
==============================================================================================
Denmark         A/S Dampskibsselskabet Svendborg 'B'                         11        108,217
                A/S Det Ostasiatiske Kompagni (a)                           555         12,617
                Bang & Olufsen Holding A/S 'B'                              464         12,276
                Carlsberg A/S 'B'                                           285         14,928
                Coloplast A/S 'B'                                            93          7,542
                D/S 1912 'B'                                                  7         52,580
                Danisco A/S                                               2,482         90,742
                Danske Bank                                              23,127        425,835
                FLS Industries A/S 'B' (a)                                1,417         18,085
                Group 4 Falck A/S                                         2,132         73,694
                H. Lundbeck A/S                                             502         13,281
                ISS A/S (a)                                                 527         27,815
                NKT Holding A/S                                             820          9,375
                Navision Software A/S                                     1,142         45,395
                Novo Nordisk A/S 'B'                                     13,499        446,862
                Novozymes A/S 'B' (a)                                     2,267         51,236
                TDC A/S                                                   6,526        180,461
                Topdanmark A/S (a)                                          907         28,337
                Vestas Wind Systems A/S                                   3,906        105,934
                William Demant A/S (a)                                    1,530         39,868
                ------------------------------------------------------------------------------
                Total Investments in Denmark (Cost--$1,754,212)--0.8%                1,765,080
==============================================================================================
Finland         AvestaPolarit Oyj                                            28            145
                Instrumentarium Corporation                               3,019         76,179
                Kone Corporation 'B'                                        201          5,955
                Metso Oyj                                                 4,366         56,485
                Nokia Oyj 'A' (ADR) (b)                                   1,270         18,390
                Nokia Oyj (Series A)                                    155,815      2,280,544
                Outokumpu Oyj                                               327          3,940
                Pohjola Group PLC 'D'                                     2,198         39,616
                Rautaruukki Oyj                                           3,289         15,429
                Sampo Insurance Company Ltd. 'A'                         11,884         92,719
                Sonera Oyj (a)                                           23,905         90,893
                Stora Enso Oyj 'R'                                       24,524        343,680
                Tietoenator Oyj                                           3,005         74,193
                UPM-Kymmene Oyj                                           9,475        372,990
                Wartsila Oyj 'B'                                            154          2,579
                ------------------------------------------------------------------------------
                Total Investments in Finland (Cost--$4,411,075)--1.6%                3,473,737
==============================================================================================


                                    12 & 13

                           Merrill Lynch International Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                Master International (Capitalization Weighted) Index Series (continued)
                ------------------------------------------------------------------------------
                                                                         Shares
COUNTRY         Investments                                               Held         Value
==============================================================================================
France          Accor SA                                                  7,056     $  286,197
                Air Liquide                                               3,311        509,457
                Alcatel                                                  33,125        230,308
                Alstom                                                   10,323        109,188
                Alstom (New Shares)                                       3,176         31,868
                Altran Technologies SA                                    2,895         84,344
                Arcelor (a)                                              10,996        156,053
                Aventis SA                                               21,306      1,509,750
                Axa                                                      44,058        805,836
                BNP Paribas SA                                           27,611      1,527,043
                Bouygues SA                                               8,416        235,136
                Business Objects SA (a)                                     718         21,025
                Cap Gemini SA                                             4,501        178,919
                Carrefour SA                                             16,366        885,736
                Castorama Dubois Investissement SA                        1,002         64,322
                Club Mediterranee SA (a)                                    143          4,731
                Compagnie Francaise d'Etudes et de
                   Construction (Technip SA)                                838         88,223
                Compagnie Generale des Etablissements
                   Michelin 'B'                                           3,065        124,198
                Compagnie de Saint-Gobain                                12,660        568,262
                Dassault Systemes SA                                      1,856         84,776
                Essilor International SA                                  2,316         94,167
                Etablissements Economiques du
                   Casino Guichard-Perrachon SA                           1,499        126,945
                Etablissements Economiques du Casino
                   Guichard-Perrachon (Warrants) (c)                        133            331
                Etablissements Economiques du Casino
                   Guichard-Perrachon (Warrants) (c)                        133            171
                European Aeronautic Defence and Space
                   Company                                                4,658         71,626
                France Telecom SA                                        11,381        105,992
                Groupe Danone                                             4,825        663,312
                Imetal SA                                                   298         38,112
                L'Air Liquide (Rights) (d)                                3,311         63,682
                L'Oreal SA                                               10,972        856,040
                LVMH (Louis Vuitton Moet Hennessy)                        8,011        403,495
                Lafarge SA (Ordinary)                                     4,548        453,695
                Lagardere S.C.A                                           3,917        169,592
                PSA Peugeot Citroen                                       6,007        311,754
                Pechiney SA 'A'                                           1,951         89,115
                Pernod Ricard                                             1,744        170,860
                Pinault-Printemps-Redoute SA                              2,885        342,192
                Publicis SA                                               3,608         99,593
                Renault SA                                                3,833        179,242
                STMicroelectronics NV                                    19,273        480,609
                Sagem SA (New Shares)                                       550         36,936
                Sanofi-Synthelabo SA                                     14,562        885,896
                Schneider SA                                              5,791        311,410
                Societe BIC SA                                            1,954         78,156
                Societe Generale 'A'                                     10,967        722,428
                Societe Generale d'Entreprises SA                         1,680        113,902
                Societe Television Francaise 1                            5,565        148,996
                Sodexho Alliance SA                                       3,743        141,949
                Suez SA (a)                                              25,278        674,043
                Thomson CSF                                               2,214         94,022
                Thomson Multimedia (a)                                    4,438        104,972
                TotalFinaElf SA                                          21,202      3,442,387
                TotalFinaElf SA 'B'                                         939        152,086
                TotalFinaElf SA 'STRIP' (a)                               4,140             41
                Unibail (Union du Credit-Bail Immobilier)                   113          6,975
                Valeo SA                                                  2,798        116,335
                Vivendi Universal SA                                     21,704        468,995
                Vivendi Universal SA (ADR) (b)                            6,053        130,140
                ------------------------------------------------------------------------------
                Total Investments in France (Cost--$18,821,875)--9.1%               19,855,566
==============================================================================================
Germany         Adidas-Salomon AG                                         1,886        154,969
                Allianz AG (Registered Shares)                            5,972      1,205,835
                Altana AG                                                   977         53,011
                Amey PLC                                                 25,439         69,410
                BASF AG                                                  19,903        926,790
                Bayer AG                                                 22,263        713,476
                Bayerische Hypo- und Vereinsbank AG                      11,320        368,928
                Beiersdorf AG                                             1,795        218,047
                Buderus AG                                                2,231         51,206
                Continental AG (a)                                        4,191         74,503
                DaimlerChrysler AG                                       26,658      1,293,730
                Deutsche Bank AG
                   (Registered Shares)                                   17,466      1,214,359
                Deutsche Lufthansa AG
                   (Registered Shares)                                   10,308        146,595
                Deutsche Post AG (Registered)                            16,358        211,471
                Deutsche Telekom AG
                   (Registered Shares)                                   65,938        618,644
                Douglas Holding AG                                        1,160         27,472
                E.On AG                                                  17,985      1,043,517
                Epcos AG (a)                                              2,386         77,997
                Fresenius Medical Care AG                                 3,108        138,893
                Gehe AG                                                   1,654         69,097
                Heidelberger Zement AG                                       35          1,721
                Heidelberger Zement AG                                    1,174         57,740
                Heidelberger Zement AG (a)                                1,292             13
                Henkel KGaA (Preferred)                                   1,908        133,223
                Hugo Boss AG (Preferred)                                  1,830         33,887
                Infineon Technologies AG (a)                              8,010        125,226
                Kamps AG (Exchange Shares) (a)                            2,821         34,714
                Karstadt AG                                               1,640         41,463
                Linde AG                                                  1,848         92,295
                MAN AG                                                    3,990         84,209
                Marschollek, Lautenschlaeger und
                   Partner AG                                             3,609        112,630
                Merck KGaA                                                2,378         64,349
                Metro AG                                                  3,550        109,211
                Muenchener Rueckversicherungs-
                   Gesellschaft AG (Registered Shares)                    3,505        830,769
                Porsche AG (Preferred)                                      398        189,654
                Preussag AG                                               4,174        101,655
                ProSieben Sat.1 Media AG (Preferred)                      4,900         49,699
                QIAGEN NV (a)                                             4,938         58,424
                RWE AG                                                   12,362        489,569
                RWE AG (Preferred)                                        2,033         66,016
                SAP AG (Systeme, Anwendungen,
                   Produkte in der Datenverarbeitung)                     7,193        705,053
                SGL Carbon AG (a)                                           974         17,459
                Schering AG                                               7,343        462,529
                Siemens AG                                               25,942      1,557,203
                Siemens AG (ADR) (b)                                        860         51,084
                Thyssen Krupp AG                                          9,157        138,365
                Volkswagen AG                                             9,373        451,731
                Volkswagen AG (Preferred)                                 2,741         89,061
                WCM Beteiligungs- und Grundbesitz
                   AG (a)                                                 4,602         29,542
                ------------------------------------------------------------------------------
                Total Investments in Germany (Cost--$15,622,129)--6.8%              14,856,444
==============================================================================================
Greece          Alpha Credit Bank                                         7,965        114,060
                Bank of Piraeus                                           1,959         14,123
                Commercial Bank of Greece                                 1,938         41,725
                EFG Eurobank Ergasias                                     4,179         58,606
                Hellenic Bottling Co.                                     3,612         61,142
                Hellenic Telecommunications
                   Organization SA (OTE)                                  8,228        130,016
                Intracom SA                                               8,070         73,323
                National Bank of Greece SA                                3,698         78,156
                Panafon Hellenic Telecom Co.                              4,650         23,513
                Titan Cement Company                                      1,341         52,578
                Viohalco, Hellenic Copper and
                   Aluminum Industry SA                                   4,057         29,008
                ------------------------------------------------------------------------------
                Total Investments in Greece (Cost--$719,813)--0.3%                     676,250
==============================================================================================
Hong Kong       ASM Pacific Technology Limited                            5,004         11,002
                Bank of East Asia, Ltd.                                  34,339         68,898
                CLP Holdings Limited                                     47,600        189,179
                Cathay Pacific Airways                                   51,263         78,538
                Cheung Kong (Holdings) Ltd.                              53,000        441,667
                Cheung Kong (Holdings) Ltd.
                   (Rights) (e)                                           2,120              0
                Esprit Holdings Limited                                  16,000         30,769
                Hang Seng Bank Limited                                   30,653        327,162
                Henderson Land Development
                   Company Limited                                       28,491        117,982
                Hong Kong and China Gas Company Ltd.                    102,240        136,320
                Hongkong Electric Holdings Limited                       57,000        213,019
                Hong Kong Exchanges & Clearing Ltd.                      42,000         69,192
                Hutchison Whampoa Limited                                76,989        574,950
                Johnson Electric Holdings Limited                        52,828         62,310
                Li & Fung Limited                                        56,719         77,080
                New World Development Company Ltd.                       55,017         44,437
                Pacific Century CyberWorks Limited (a)                  170,979         40,334
                QPL International Holdings Limited
                   (Warrants) (c)                                           600             18
                Shangri-La Asia Limited                                  24,350         20,136
                Sino Land Company Limited                                48,069         18,180
                South China Morning Post Holdings Ltd.                   37,825         21,822
                Sun Hung Kai Properties Ltd.                             47,896        363,825
                Swire Pacific Limited 'A'                                44,077        225,471
                Television Broadcasts Ltd.                                5,646         23,959
                Wharf (Holdings) Ltd.                                    36,107         85,175
                ------------------------------------------------------------------------------
                Total Investments in Hong Kong (Cost--$3,727,241)--1.5%              3,241,425
==============================================================================================


                                    14 & 15

                           Merrill Lynch International Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                Master International (Capitalization Weighted) Index Series (continued)
                ------------------------------------------------------------------------------
                                                                         Shares
COUNTRY         Investments                                               Held         Value
==============================================================================================
Ireland         Allied Irish Banks PLC                                   23,778     $  313,265
                Bank of Ireland                                          38,073        474,147
                CRH PLC                                                     936         15,252
                CRH PLC (a)                                              14,200        237,705
                DCC PLC                                                   3,189         36,376
                Elan Corporation PLC (a)                                  4,431         25,600
                Elan Corporation PLC (ADR) (a)(b)                         5,755         31,480
                Greencore Group PLC                                      16,409         46,996
                IONA Technologies PLC (a)                                   708          3,839
                Independent News & Media PLC                             17,224         34,021
                Irish Life & Permanent PLC                                4,071         58,901
                Jefferson Smurfit Group PLC                              42,602        130,429
                Kerry Group PLC 'A'                                       4,710         69,774
                Ryanair Holdings PLC (a)                                 27,680        170,855
                Waterford Wedgwood PLC                                   25,516         15,120
                ------------------------------------------------------------------------------
                Total Investments in Ireland (Cost--$1,794,910)--0.8%                1,663,760
==============================================================================================
Italy           Alitalia SpA (a)                                         27,791         18,032
                Alleanza Assicurazioni                                   13,965        134,057
                Assicurazioni Generali                                   31,291        741,672
                Autogrill SpA (a)                                         4,473         51,994
                Autostrade--Concessioni e Costruzioni
                   Autostrade SpA                                        31,284        259,218
                Banca di Roma SpA                                        64,709        120,464
                Banca Fideuram SpA                                        1,700         10,594
                Banca Intesa SpA                                         13,658         30,215
                Banca Nazionale del Lavoro
                   (Ordinary) (a)                                        72,026        125,550
                Banca Popolare di Milano (BPM) (a)                       13,422         54,613
                Benetton Group SpA                                        5,296         61,927
                Bipop-Carire SpA (a)                                     48,440         65,205
                Bulgari SpA                                               4,032         25,445
                ENI SpA                                                  88,853      1,412,795
                ENI SpA (ADR) (b)                                         1,875        150,000
                Enel SpA                                                 56,734        324,977
                Fiat SpA                                                  5,647         70,883
                Fiat SpA (Preferred)                                      4,334         38,437
                Fiat SpA (RNC)                                            3,627         30,196
                Gruppo Editoriale L'Espresso SpA                         15,754         51,499
                Intesa BCI SpA                                          114,210        348,533
                Italcementi SpA                                           5,565         55,125
                Italgas SpA                                              12,752        141,681
                La Rinascente SpA                                         5,245         20,305
                Luxottica Group SpA                                       1,412         27,458
                Mediaset SpA                                             34,049        263,634
                Mediobanca SpA                                           23,532        217,528
                Mediolanum SpA                                           10,572         62,959
                Mondadori (Arnoldo) Editore SpA                           5,198         34,446
                Parmalat Finanziaria SpA                                 22,512         69,589
                Pirelli SpA                                              74,074         79,008
                Riunione Adriatica di Sicurta SpA                        18,311        245,761
                San Paolo-IMI SpA                                        34,282        343,986
                Seat Pagine Gialle SpA (a)                                  460            337
                Snia SpA                                                 26,845         54,350
                Telecom Italia Mobile (TIM) SpA                         127,426        522,261
                Telecom Italia SpA                                       69,689        545,781
                Telecom Italia SpA (Registered Shares)                   55,725        295,533
                Tiscali SpA (a)                                           9,266         56,279
                Unicredito Italiano SpA                                  84,069        380,262
                ------------------------------------------------------------------------------
                Total Investments in Italy (Cost--$7,372,356)--3.5%                  7,542,589
==============================================================================================
Japan           The 77 Bank, Ltd.                                        12,000         47,255
                Acom Co., Ltd.                                            2,100        143,492
                Advantest Corporation                                     2,800        174,270
                Aiful Corporation                                           650         42,625
                Ajinomoto Co., Inc.                                      24,000        257,500
                Alps Electric Co., Ltd.                                  10,000        126,314
                Amada Co., Ltd.                                           5,000         24,237
                Anritsu Corp.                                             8,000         56,199
                Aoyamma Trading Co., Ltd.                                 2,800         31,490
                Asahi Breweries Limited                                  18,000        150,626
                Asahi Chemical Industry Co., Ltd.                        43,000        143,142
                Asahi Glass Company, Limited                             15,000         95,987
                Asatsu-Dk Inc.                                              600         13,065
                Autobacs Seven Co., Ltd.                                  1,300         36,768
                Avex Inc.                                                   300          7,021
                The Bank of Fukuoka, Ltd.                                 5,000         19,773
                The Bank of Yokohama, Ltd.                               26,000        110,629
                Benesse Corporation                                       2,000         36,543
                Bridgestone Corp.                                        24,000        330,385
                CSK Corporation                                           2,800         99,750
                Canon, Inc.                                              27,000      1,020,441
                Casio Computer Co., Ltd.                                 11,000         53,779
                Central Japan Railway Company                                31        188,804
                The Chiba Bank, Ltd.                                      2,000          6,808
                Chubu Electric Power Company,
                   Incorporated                                          21,800        382,855
                Chugai Pharmaceutical Co., Ltd.                           9,000        107,676
                Citizen Watch Co.                                        13,000         87,527
                Credit Saison Co., Ltd.                                   7,800        185,141
                Dai Nippon Printing Co., Ltd.                            29,000        384,941
                Daicel Chemical Industries, Ltd.                          3,000         10,237
                The Daiei, Inc. (a)                                      12,500         21,379
                Daiichi Pharmaceutical Co., Ltd.                          8,000        146,171
                Daikin Industries, Ltd.                                   8,000        146,504
                The Daimaru, Inc.                                         9,000         41,373
                Dainippon Ink and Chemicals, Inc. (a)                    30,000         64,325
                Dainippon Screen Mfg. Co., Ltd. (a)                       8,000         41,382
                Daito Trust Construction Co., Ltd.                        2,000         37,460
                Daiwa Bank Holdings, Inc. (a)                           152,000        116,669
                Daiwa House Industry Co., Ltd.                           15,000         91,732
                Daiwa Securities Group Inc.                              46,000        298,198
                Denki Kagaku Kogyo Kabushiki Kaisha                       3,000          9,561
                Denso Corporation                                        21,600        337,534
                Dowa Mining Co., Ltd.                                     4,000         19,356
                East Japan Railway Company                                  111        519,531
                Ebara Corporation                                        13,000         70,065
                Eisai Company, Ltd.                                       6,000        154,180
                Fanuc Ltd.                                                3,800        190,856
                Fast Retailing Co., Ltd.                                  1,000         21,692
                Fuji Machine Mfg. Co., Ltd.                                 600          9,011
                Fuji Photo Film                                          15,000        484,315
                Fuji Soft ABC Incorporated                                  900         36,267
                Fuji Television Network, Incorporated                        13         75,163
                Fujikura Ltd.                                            16,000         58,335
                Fujisawa Pharmaceutical Co., Ltd.                        10,000        239,446
                Fujitsu Limited                                          60,000        418,488
                The Furukawa Electric Co., Ltd.                          15,000         57,442
                The Gunma Bank Ltd.                                      13,000         60,087
                Hankyu Department Stores, Inc.                            6,000         45,653
                Hirose Electric Co., Ltd.                                   900         78,467
                Hitachi Ltd.                                             87,000        562,531
                The Hokuriku Bank, Ltd. (a)                               5,000          7,801
                Honda Motor Co., Ltd.                                    21,400        867,712
                Hoya Corporation                                          2,400        174,604
                ITOCHU Corporation                                       35,000        122,643
                Isetan Company Ltd.                                       8,000         80,761
                Ishihara Sangyo Kaisha, Ltd. (a)                         11,000         17,345
                Ishikawajima-Harima Heavy
                   Industries Co., Ltd.                                  27,000         40,773
                Ito-Yokado Co., Ltd.                                     14,000        700,818
                JGC Corporation                                           4,000         28,366
                JUSCO Co., Ltd.                                           9,000        240,280
                Japan Airlines Company, Ltd. (JAL)                       28,000         78,959
                Japan Energy Corp.                                       67,000        101,735
                Japan Tobacco, Inc.                                          25        167,696
                The Joyo Bank, Ltd.                                      23,000         62,173
                Kajima Corporation                                       29,000         82,263
                Kaken Pharmaceutical Co., Ltd.                            8,000         45,053
                Kanebo, Ltd. (a)                                          7,000         11,914
                Kaneka Corporation                                       13,000         90,564
                Kansai Electric Power Company, Inc.                      23,500        371,538
                Kao Corporation                                          22,000        506,591
                Kawasaki Heavy Industries Ltd. (a)                       61,000         77,866
                Kawasaki Kisen Kaisha, Ltd.                               2,000          2,787
                Kawasaki Steel Corporation                               91,000        118,438
                Keihin Electric Express Railway Co., Ltd.                15,000         67,829
                Keio Electric Railway Co., Ltd.                           2,000         10,012
                Keyence Corporation                                       1,200        254,197
                Kinden Corporation                                        9,000         42,800
                Kinki Nippon Railway Co., Ltd. (a)                       39,000        127,223
                Kirin Brewery Company, Ltd.                              23,000        161,188
                Kokuyo Co., Ltd.                                          5,000         52,686
                Komatsu Ltd.                                             25,000         89,479
                Konami Co., Ltd.                                          2,600         54,555
                Konica Corporation                                        7,000         45,261
                Koyo Seiko Co.                                           12,000         59,469
                Kubota Corporation                                       39,000        118,764
                Kuraray Co., Ltd.                                         8,000         52,394
                Kurita Water Industries Ltd.                              3,000         36,918
                Kyocera Corporation                                       4,300        313,908
                Kyowa Hakko Kogyo Co., Ltd.                               7,000         37,961
                Kyushu Electric Power Company,
                   Incorporated                                           7,100        105,203
                Lawson Inc.                                               1,000         30,619
                Mabuchi Motor Co., Ltd.                                     200         19,706
                Marubeni Corporation                                     61,000         62,598
                Marui Co., Ltd.                                           6,000         76,039
                Matsushita Communication
                   Industrial Co., Ltd.                                   1,400         53,963
                Matsushita Electric Industrial
                   Company, Ltd.                                         60,000        818,455
                Matsushita Electric Works, Ltd.                           4,000         28,700
                Meitec Corp.                                                500         16,519
                Millea Holdings, Inc. (a)                                    55        451,527
                Minebea Company Ltd.                                     17,000         99,850
                Mitsubishi Chemical Corporation                          45,000        104,747


                                    16 & 17

                           Merrill Lynch International Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                Master International (Capitalization Weighted) Index Series (continued)
                ------------------------------------------------------------------------------
                                                                         Shares
COUNTRY         Investments                                               Held         Value
==============================================================================================
Japan           Mitsubishi Corporation                                   24,000     $  173,603
(concluded)     Mitsubishi Electric Corporation (a)                      49,000        219,940
                Mitsubishi Estate Company, Limited                       35,000        286,167
                Mitsubishi Gas Chemical Company, Inc.                    18,000         32,738
                Mitsubishi Heavy Industries, Ltd.                        72,000        218,054
                Mitsubishi Logistics Corp.                                8,000         54,330
                Mitsubishi Materials Corporation                         35,000         69,498
                Mitsubishi Tokyo Financial Group, Inc.                      127        856,132
                Mitsui & Co., Ltd.                                       54,000        361,322
                Mitsui Chemicals Inc.                                     5,000         24,987
                Mitsui Engineering & Shipbuilding
                   Co., Ltd. (a)                                         15,000         18,772
                Mitsui Fudosan Co., Ltd.                                 24,000        212,248
                Mitsui Marine and Fire Insurance
                   Company, Ltd.                                         38,000        204,489
                Mitsui Mining & Smelting Co., Ltd.                       20,000         59,570
                Mitsui Trust Holdings, Inc.                              22,000         45,703
                Mitsukoshi, Ltd.                                         16,000         47,522
                Mitsumi Electric Company, Ltd.                            6,000         94,360
                Mizuho Holdings, Inc.                                       201        446,070
                Murata Manufacturing Co., Ltd.                            6,800        436,843
                NEC Corporation                                          54,000        375,738
                NGK Insulators, Ltd.                                     13,000        102,928
                NGK Spark Plug Co., Ltd.                                  9,000         68,255
                NSK Limited                                              14,000         58,168
                NTN Corporation                                           3,000         11,739
                NTT Data Corporation                                         30        120,140
                NTT DoCoMo, Inc.                                            573      1,410,270
                Namco Ltd.                                                3,100         59,098
                Nichirei Corporation                                      1,000          3,212
                Nidec Corporation                                         1,800        130,502
                The Nikko Securities Co., Ltd.                           50,000        252,378
                Nikon Corporation                                        10,000        110,713
                Nintendo Company Ltd.                                     3,500        515,393
                Nippon COMSYS Corporation                                16,000         88,637
                Nippon Express Co., Ltd.                                 24,000        127,148
                Nippon Meat Packers, Inc.                                10,000        125,313
                Nippon Mitsubishi Oil Corp.                              54,000        279,326
                Nippon Sheet Glass Company, Ltd.                         23,000         77,716
                Nippon Steel Corporation                                214,000        333,873
                Nippon Telegraph & Telephone
                   Corporation (NTT)                                        192        789,721
                Nippon Unipac Holding                                        22        136,192
                Nippon Yusen Kabushiki Kaisha                            57,000        196,404
                Nissan Chemical Industries, Ltd.                          1,000          5,782
                Nissan Motor Co., Ltd.                                   83,000        574,754
                Nisshinbo Industries Inc.                                 1,000          4,647
                Nissin Food Products Co., Ltd.                            2,800         55,598
                Nitto Denko Corporation                                   3,000         98,365
                The Nomura Securities Co., Ltd.                          55,000        807,609
                Noritake Co., Ltd.                                        8,000         30,369
                Obayashi Corporation                                     25,000         70,916
                Oji Paper Co., Ltd.                                      27,000        154,305
                Olympus Optical Co., Ltd.                                 7,000         97,764
                Omron Corporation                                         8,000        115,802
                Onward Kashiyama Co., Ltd.                                4,000         39,246
                Oracle Corporation Japan                                    400         17,053
                Oriental Land Co., Ltd                                    1,700        121,550
                Orix Corporation                                          2,800        225,897
                Osaka Gas Co.                                            54,000        128,400
                Pioneer Corporation                                       6,800        121,692
                Promise Co., Ltd.                                         2,200        110,863
                Ricoh Co., Ltd.                                          21,000        363,549
                Rohm Company Ltd.                                         3,100        462,698
                SMC Corporation                                           2,100        248,265
                Sankyo Company, Ltd.                                     13,000        176,790
                Sanrio Company, Ltd.                                        300          2,728
                Sanyo Electric Co., Ltd.                                 56,000        244,352
                Secom Co., Ltd.                                           7,500        367,929
                Sega Enterprises Ltd. (a)                                 4,800        115,335
                Seino Transportation Co., Ltd.                           13,000         80,260
                Seiyu, Ltd. (a)                                          20,000         77,591
                Sekisui Chemical Co., Ltd.                               25,000         85,516
                Sekisui House, Ltd.                                      12,000         88,203
                Seven-Eleven Japan Co., Ltd.                             11,000        433,172
                Sharp Corporation                                        31,000        393,643
                Shimamura Co., Ltd.                                         600         46,054
                Shimano Inc.                                              3,500         47,480
                Shimizu Corporation                                      16,000         52,728
                Shin-Etsu Chemical Co., Ltd.                             13,600        584,348
                Shionogi & Co., Ltd.                                      8,000        102,052
                Shiseido Company, Limited                                19,000        253,312
                The Shizuoka Bank, Ltd.                                  18,000        109,328
                Showa Denko K.K. (a)                                     64,000        104,121
                Showa Shell Sekiyu K.K                                    6,000         34,891
                Skylark Co., Ltd.                                         2,000         46,721
                Snow Brand Milk Products Co., Ltd. (a)                    1,000          1,060
                Softbank Corp.                                            7,400        102,733
                Sony Corporation                                         28,600      1,510,412
                The Sumitomo Bank, Ltd.                                 134,000        654,013
                Sumitomo Chemical Co., Ltd.                              32,000        145,503
                Sumitomo Corporation                                     21,000        127,198
                Sumitomo Electric Industries                             14,000         97,063
                Sumitomo Heavy Industries, Ltd. (a)                      30,000         32,288
                Sumitomo Metal Industries, Ltd. (a)                     107,000         47,314
                Sumitomo Metal Mining Co.                                19,000         85,917
                Sumitomo Osaka Cement Co., Ltd.                           2,000          2,970
                Sumitomo Realty & Development Co., Ltd.                  20,000        121,308
                The Sumitomo Trust and Banking Co., Ltd.                 16,000         76,890
                TDK Corporation                                           4,400        207,776
                Taiheiyo Cement Corporation (a)                          10,000         18,605
                Taisei Corporation                                       27,000         62,173
                Taisho Pharmaceutical Company, Ltd.                       4,000         61,605
                Taiyo Yuden Co., Ltd.                                     6,000         98,114
                Takara Shuzo Co., Ltd.                                    8,000         54,664
                Takashimaya Co., Ltd.                                    21,000        122,293
                Takeda Chemical Industries, Ltd.                         25,000      1,097,113
                Takefuji Corporation                                      3,320        230,733
                Takuma Co., Ltd.                                          8,000         61,739
                Teijin Limited                                           22,000         74,887
                Terumo Corporation                                        7,600        101,579
                Tobu Railway Co., Ltd. (a)                                6,000         16,770
                Toda Corporation                                          3,000          6,533
                Toho Co., Ltd.                                            5,000         57,317
                Tohoku Electric Power Co., Inc.                          19,200        269,114
                Tokyo Broadcasting System, Inc.                           4,000         89,605
                Tokyo Electric Power                                     42,300        869,927
                Tokyo Electron Limited                                    4,900        319,281
                Tokyo Gas Co.                                           103,000        286,159
                Tokyu Corporation                                        33,000        127,749
                Toppan Printing Co., Ltd.                                14,000        145,536
                Toray Industries, Inc.                                   37,000         99,091
                Toshiba Corporation (a)                                 110,000        447,856
                Tosoh Corporation                                         3,000          9,636
                Tostem Corporation                                        9,000        153,554
                Toto Limited                                             16,000         74,754
                Toyo Information Systems Co., Ltd.                          400         11,380
                Toyo Seikan Kaisha, Ltd.                                  5,000         65,743
                Toyobo Co., Ltd.                                          2,000          3,054
                Toyota Motor Corporation                                 78,000      2,069,414
                Trans Cosmos Inc.                                         2,200         49,833
                Trend Micro Incorporated (a)                              4,500        125,772
                UFJ Holdings, Inc.                                          133        321,792
                Ube Industries, Ltd.                                     13,000         20,282
                Uni-Charm Corporation                                       400         15,018
                Uny Co., Ltd.                                             4,000         45,320
                Wacoal Corp.                                              5,000         41,423
                West Japan Railway Company                                   48        193,826
                World Co., Ltd.                                           1,600         47,389
                Yakult Honsha Co., Ltd.                                   2,000         22,810
                Yamada Denki                                                200         17,520
                Yamaha Corporation                                        6,000         58,368
                Yamanouchi Pharmaceutical Co., Ltd.                      13,000        337,310
                Yamato Transport Co., Ltd.                               15,000        273,444
                Yamazaki Baking Co., Ltd.                                 7,000         39,129
                The Yasuda Fire & Marine
                   Insurance Co. Ltd.                                    17,000        104,105
                Yokogawa Electric Corporation                             8,000         62,072
                ------------------------------------------------------------------------------
                Total Investments in Japan (Cost--$46,484,553)--20.7%               44,850,429
==============================================================================================
Netherlands     ABN AMRO Holding NV                                      46,395        842,617
                ASM Lithography Holding NV (a)                           16,279        257,717
                Aegon NV                                                 27,552        574,411
                Akzo Nobel NV                                             9,474        412,529
                Buhrmann NV                                               6,946         64,071
                Elsevier NV                                              25,655        349,649
                Getronics NV (a)                                         25,492         48,589
                Hagemeyer NV                                              2,945         40,719
                Heineken NV                                               6,000        263,334
                IHC Caland NV                                               926         55,374
                ING Groep NV                                             52,761      1,354,776
                KPN NV                                                   60,061        281,159
                Koninklijke Ahold NV                                     23,260        489,295
                Koninklijke Luchtvaart Maatschappij
                   NV (KLM)                                                  91          1,095
                Koninklijke Numico NV                                     7,546        169,245
                Koninklijke (Royal) Philips
                   Electronics NV (a)                                    45,918      1,282,005
                Oce NV                                                      194          2,261
                Royal Dutch Petroleum Company                            68,223      3,800,065
                TNT Post Group NV                                        10,581        238,987
                Unilever NV 'A'                                          17,628      1,154,244
                VNU NV                                                    9,471        263,209
                Vedior NV 'A'                                             7,677        106,145
                Vendex KBB NV                                             1,228         15,281
                Wolters Kluwer NV 'A'                                    12,384        235,069
                ------------------------------------------------------------------------------
                Total Investments in the Netherlands (Cost--$12,452,630)--5.7%      12,301,846
==============================================================================================


                                    18 & 19

                           Merrill Lynch International Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                Master International (Capitalization Weighted) Index Series (continued)
                ------------------------------------------------------------------------------
                                                                         Shares
COUNTRY         Investments                                               Held         Value
==============================================================================================
New Zealand     Auckland International Airport
                   Limited                                               22,501     $   48,633
                Carter Holt Harvey Limited                                7,526          7,238
                Contact Energy Limited                                   31,055         60,183
                Fisher & Paykel Appliances Holdings
                   Limited                                                1,098          4,906
                Fisher & Paykel Industries Limited                        1,054          4,223
                Fletcher Building Limited                                20,250         27,047
                Fletcher Challenge Forests (a)                           49,639          5,786
                Fletcher Challenge Forests Ltd.
                   (Preferred) (a)                                       94,137         10,973
                Telecom Corporation of New
                   Zealand Limited                                       59,027        141,340
                The Warehouse Group Limited                              16,257         58,431
                ------------------------------------------------------------------------------
                Total Investments in New Zealand (Cost--$321,362)--0.2%                368,760
==============================================================================================
Norway          Bergesen d.y. ASA 'A'                                     2,372         50,574
                Bergesen d.y. ASA 'B'                                       300          5,757
                DNB Holding ASA                                           1,308          7,129
                Elkem ASA                                                 2,507         56,292
                Kvaerner ASA 'A' (a)                                     81,791         74,115
                Merkantildata ASA (a)                                    10,407          5,062
                Nera ASA (a)                                              6,500          6,912
                Norsk Hydro ASA                                           6,496        309,898
                Norske Skogindustrier ASA                                 3,089         57,628
                Opticom ASA (a)                                             954         16,717
                Orkla ASA 'A'                                             2,153         41,601
                Pan Fish ASA (a)                                         23,635         42,204
                SAS AB (a)                                                2,392         15,938
                Schibsted ASA                                             3,568         42,791
                Smedvig ASA 'A'                                           3,691         23,658
                Smedvig ASA 'B'                                             600          3,198
                Statoil ASA                                               6,904         61,640
                Storebrand ASA (a)                                       18,604        112,552
                Tandberg ASA                                              2,592         30,568
                Telenor A/S                                               8,065         28,587
                Telenor A/S (ADR) (b)                                     8,900         92,115
                Tomra Systems ASA                                         2,598         20,426
                ------------------------------------------------------------------------------
                Total Investments in Norway (Cost--$1,225,780)--0.5%                 1,105,362
==============================================================================================
Portugal        BPI-SGPS, SA (Registered Shares)                         48,211        117,128
                Banco Comercial Portugues, SA
                   (BCP) (Registered Shares)                             34,351        119,077
                Banco Espirito Santo, SA
                   (New Shares) (a)                                       3,156         34,597
                Banco Espirito Santo, SA
                   (Registered Shares)                                    6,313         72,011
                Brisa--Auto Estradas de Portugal, SA                     11,704         65,886
                Cimpor--Cimentos de Portugal, SGPS, SA                    3,061         59,433
                Eletricidade de Portugal, SA (EDP)                       34,389         66,567
                Jeronimo Martins SGPS, SA (a)                             3,120         22,062
                Portugal Telecom SA
                   (Registered Shares)                                   28,973        204,588
                Sonae, S.G.P.S., SA (a)                                   2,561          1,442
                ------------------------------------------------------------------------------
                Total Investments in Portugal (Cost--$891,589)--0.3%                   762,791
==============================================================================================
Singapore       Capitaland Limited                                       33,833         29,298
                Chartered Semiconductor Manufacturing
                   Limited (a)                                           13,000         26,489
                Chartered Semiconductor Manufacturing
                   Limited (ADR) (a)(b)                                   1,120         22,411
                City Developments Limited                                20,535         66,249
                Creative Technology Limited                               5,907         52,490
                Cycle & Carriage Ltd.                                     3,839         10,299
                DBS Group Holdings Limited                               40,751        286,004
                Fraser & Neave Limited                                    4,263         19,061
                Hotel Properties Limited                                  6,676          4,345
                Keppel Corporation Ltd.                                  46,914        109,399
                Neptune Orient Lines Limited (a)                         18,873         10,896
                Oversea-Chinese Banking Corporation Ltd.                 32,598        215,869
                Overseas Union Enterprise Ltd.                            2,631         10,647
                Sembcorp Industries Limited                              24,154         18,593
                Singapore Airlines Limited                               20,582        150,276
                Singapore Press Holdings Ltd.                             5,792         65,237
                Singapore Technologies Engineering Ltd.                  56,213         61,405
                Singapore Telecommunications, Ltd.                      103,718         80,424
                United Overseas Bank Ltd.                                35,204        253,051
                Venture Manufacturing (Singapore) Ltd.                   11,000         87,786
                ------------------------------------------------------------------------------
                Total Investments in Singapore (Cost--$1,741,388)--0.7%              1,580,229
==============================================================================================
Spain           ACS, Actividades de Construccion y
                Servicios, SA                                             1,897         61,075
                Acerinox SA                                               2,745        115,080
                Altadis                                                   8,796        181,557
                Amadeus Global Travel Distribution
                   SA 'A'                                                   835          5,344
                Autopistas, Concesionaria
                   Espanola SA                                            6,033         67,030
                Banco Bilbao Vizcaya, SA                                106,947      1,209,359
                Banco Santander Central Hispano SA                      135,157      1,073,188
                Corporacion Mapfre SA                                     7,932         62,669
                Endesa SA                                                34,768        505,095
                Fomento de Construcciones y
                   Contratas SA                                           2,428         59,228
                Gas Natural SDG, SA 'E'                                   6,184        119,093
                Grupo Dragados SA                                        11,619        207,122
                Iberdrola SA                                             20,100        292,799
                Industria de Disenso Textil, SA (a)                       5,665        119,616
                Repsol-YPF, SA                                           36,246        427,411
                Sociedad General de Aguas de
                   Barcelona, SA                                          3,462         40,755
                Sol Melia, SA                                             5,365         40,745
                Telefonica SA (a)                                       144,820      1,215,706
                Telefonica, SA (ADR) (a)(b)                               1,040         25,844
                TelePizza, SA (a)                                         7,245          8,300
                Terra Networks, SA (a)                                   12,990         73,766
                Union Electrica Fenosa, SA                                8,715        160,089
                Zeltia, SA                                                6,228         49,514
                ------------------------------------------------------------------------------
                Total Investments in Spain (Cost--$6,268,207)--2.8%                  6,120,385
==============================================================================================
Sweden          Assa Abloy AB 'B'                                         8,188        115,374
                Atlas Copco AB 'A'                                        6,014        143,962
                Billerud                                                    277          2,682
                Drott AB 'B'                                              1,400         16,147
                Electrolux AB 'B'                                        13,164        265,701
                Gambro AB 'B'                                             3,981         26,206
                Hennes & Mauritz AB 'B'                                  22,854        457,552
                Modern Times Group MTG AB 'B' (a)                         2,810         37,302
                Nordbanken Holding AB                                    88,523        481,601
                OM Gruppen AB                                             1,010          7,583
                SAS AB (a)                                                1,680         11,391
                SKF AB 'B'                                                5,222        135,231
                Sandvik AB                                                9,798        244,670
                Securitas AB 'B'                                         12,631        259,753
                Skandia Forsakrings AB                                   63,293        287,868
                Skandinaviska Enskilda Banken
                   (SEB) 'A'                                             21,394        224,636
                Skanska AB 'B'                                           11,713         80,929
                Svenska Cellulosa AB (SCA) 'B'                            7,903        281,190
                Svenska Handelsbanken AB                                 14,010        214,178
                Swedish Match AB                                          5,000         41,347
                Tele2 AB 'B' (a)                                          3,784         69,582
                Telefonaktiebolaget LM Ericsson
                   (ADR) (b)                                              7,035         10,130
                Telefonaktiebolaget LM Ericsson AB 'B' (a)              235,928        356,825
                Telia AB                                                 28,554         79,537
                Trelleborg AB (Class B)                                     358          3,525
                Volvo AB 'A'                                              1,148         23,171
                Volvo AB 'B'                                              8,230        170,591
                WM-Data AB 'B'                                            4,275          8,094
                ------------------------------------------------------------------------------
                Total Investments in Sweden (Cost--$4,946,261)--1.9%                 4,056,758
==============================================================================================


                                    20 & 21

                           Merrill Lynch International Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                Master International (Capitalization Weighted) Index Series (continued)
                ------------------------------------------------------------------------------
                                                                         Shares
COUNTRY         Investments                                               Held         Value
==============================================================================================
Switzerland     ABB Ltd. (a)                                             43,465     $  386,959
                Adecco SA (Registered Shares)                             5,540        329,057
                Ciba Specialty Chemicals AG (Registered)                  3,127        250,551
                Clariant AG (Registered)                                  1,294         30,778
                Compagnie Financiere Richemont AG 'A'                    17,821        405,322
                Credit Suisse Group                                      36,245      1,150,693
                Givaudan (Registered Shares)                                377        151,985
                Holcim Ltd. 'B'                                             844        193,661
                Kudelski SA (Bearer) (a)                                  1,763         61,775
                Logitech International SA
                   (Registered) (a)                                         269         12,507
                Lonza Group AG (Registered Shares)                        2,260        174,629
                Nestle SA (Registered Shares)                            13,694      3,192,782
                Novartis AG (Registered Shares)                          95,723      4,209,548
                Roche Holding AG                                         24,658      1,863,888
                Roche Holding AG (Bearer)                                 1,511        172,085
                SGS Societe Generale de Surveillance
                   Holding SA 'R'                                            62         19,788
                Serono SA 'B'                                               345        227,404
                Sulzer AG (Registered Shares) (a)                           133         28,239
                Sulzer Medica AG (Registered)                               286         47,705
                Swatch Group AG 'B'                                         449         39,973
                Swatch Group AG (Registered)                              2,276         43,049
                Swiss Re (Registered Shares)                             10,709      1,046,939
                Swisscom AG (Registered Shares)                             934        271,734
                Syngenta AG                                               3,809        228,929
                Synthes-Stratec Inc.                                         55         33,629
                UBS AG (Registered Shares)                               41,364      2,080,290
                Unaxis Holding AG 'R'                                       136         16,083
                Zurich Financial Services AG                              3,063        618,445
                ------------------------------------------------------------------------------
                Total Investments in Switzerland (Cost--$16,555,341)--8.0%          17,288,427
==============================================================================================
United Kingdom  3i Group PLC                                             23,991        250,318
                AMEC PLC                                                 18,532        118,219
                ARM Holdings PLC (a)                                     38,618         85,944
                AWG PLC                                                   4,331         36,310
                Aegis Group PLC                                          75,089        102,726
                Airtours PLC                                             30,882         72,375
                Amvescap PLC                                             20,064        163,469
                Associated British Ports
                   Holdings PLC                                           5,600         38,412
                AstraZeneca Group PLC                                    57,546      2,382,404
                BAA PLC                                                  42,792        390,715
                BAE Systems PLC                                         112,721        575,599
                BBA Group PLC                                             5,728         24,055
                BG Group PLC                                            126,198        549,198
                BICC PLC                                                 30,308        108,104
                BOC Group PLC                                            19,509        303,026
                BP Amoco PLC                                            721,916      6,063,295
                BP Amoco PLC (ADR) (b)                                    3,849        194,336
                BPB PLC                                                   8,834         47,130
                BT Group PLC                                            282,333      1,084,508
                BT Group PLC (ADR) (b)                                      900         34,308
                Barclays PLC                                            215,512      1,813,347
                Barratt Developments PLC                                    546          3,496
                Billiton PLC                                             74,440        405,651
                Boots Company PLC                                        22,082        218,956
                Brambles Industries PLC                                  31,990        160,062
                British Airways PLC (a)                                  32,340         91,814
                British American Tobacco PLC                             47,837        514,071
                The British Land Company PLC                             26,193        222,388
                British Sky Broadcasting Group PLC
                   ("BSkyB") (a)                                         23,060        221,096
                Bunzl PLC                                                 5,197         41,114
                CGNU PLC                                                 69,708        560,500
                CMG PLC                                                  34,212         52,671
                Cable & Wireless PLC                                     96,023        244,800
                Cadbury Schweppes PLC                                    67,423        505,129
                Canary Wharf Group PLC (a)                               11,328         76,839
                Capita Group PLC                                         42,916        204,101
                Carlton Communications PLC                               38,415        122,968
                Celltech Group PLC (a)                                   14,811        117,397
                Centrica PLC                                            123,844        383,214
                Chubb PLC                                                13,844         33,236
                Close Brothers Group PLC                                  2,797         26,753
                Compass Group PLC                                        62,507        379,212
                Corus Group PLC (a)                                     140,559        179,973
                Daily Mail and General Trust 'A'                          3,119         29,809
                Diageo PLC                                              110,193      1,431,081
                Dixons Group PLC                                         72,533        211,450
                EMI Group PLC                                            37,723        143,178
                Electrocomponents PLC                                    12,308         68,947
                FKI PLC                                                   9,108         21,762
                FirstGroup PLC                                            6,151         23,627
                GKN PLC                                                  33,347        156,432
                George Wimpey PLC                                        21,841         89,223
                Glaxo Wellcome PLC (ADR) (b)                                800         34,512
                GlaxoSmithKline PLC                                     202,224      4,370,986
                Granada PLC                                              65,613        111,516
                The Great Universal Stores PLC                           37,429        343,744
                HBOS PLC                                                120,041      1,299,147
                HSBC Holdings PLC                                       315,246      3,625,595
                Hammerson PLC                                             6,585         55,586
                Hanson PLC                                               32,291        230,601
                Hays PLC                                                 68,298        160,324
                Hilton Group PLC                                         69,991        243,514
                IMI PLC                                                  11,268         55,778
                Imperial Chemical Industries PLC                         52,622        255,875
                Imperial Tobacco Group PLC (a)                           32,345        526,068
                Imperial Tobacco Group PLC (a)                            3,341         52,811
                International Power PLC (a)                              62,528        160,123
                Invensys PLC                                            142,222        192,942
                J Sainsbury PLC                                          31,443        170,626
                Johnson Matthey PLC                                       3,020         46,218
                Kidde PLC (a)                                             1,460          1,914
                Kingfisher PLC                                           50,557        243,715
                Land Securities PLC                                      21,972        289,035
                Lattice Group PLC                                       138,719        361,578
                Legal & General Group PLC                               187,005        372,705
                Lloyds TSB Group PLC                                    182,600      1,817,542
                Lloyds TSB Group PLC (ADR) (b)                            2,530        101,327
                Logica PLC                                               16,278         49,625
                Man Group PLC                                            12,604        197,886
                Marconi PLC                                              44,617          2,686
                Marks & Spence Group PLC                                 81,502        463,080
                Misys PLC                                                27,041         99,749
                National Grid Group PLC                                  56,322        400,069
                Next PLC                                                 15,028        213,495
                Nycomed Amersham PLC                                     26,384        233,259
                Ocean Group PLC                                           9,717        123,751
                P & O Princess Cruises PLC                               30,005        189,807
                Pearson PLC                                              22,412        222,911
                The Peninsular and Oriental Steam
                   Navigation Company                                    22,402         82,295
                Pilkington PLC                                           53,235         75,263
                Provident Financial PLC                                   7,073         74,499
                Prudential Corporation PLC                               61,060        558,443
                RMC Group PLC                                             7,554         75,593
                Railtrack Group PLC                                      17,155         58,182
                Rank Group PLC                                           34,432        140,397
                Reckitt Benckiser PLC                                    21,126        379,022
                Reed Elsevier PLC                                        53,734        510,689
                Rentokil Initial PLC                                     66,396        270,224
                Reuters Group PLC                                        43,228        229,306
                Rexam PLC                                                16,452        106,581
                Rio Tinto PLC (Registered Shares)                        35,963        659,465
                Rolls-Royce PLC                                          41,874        103,402
                Royal & Sun Alliance Insurance
                   Group PLC                                             72,384        265,907
                Royal Bank of Scotland Group PLC                         88,631      2,512,864
                Safeway PLC                                              46,444        199,464
                The Sage Group PLC                                       45,501        117,560
                Schroders PLC                                             4,105         36,636
                Scottish & Newcastle PLC                                 38,659        358,282
                Scottish and Southern Energy PLC                         33,979        336,144
                ScottishPower PLC                                        50,102        269,397
                ScottishPower PLC (ADR) (b)                                 993         21,250
                Serco Group PLC                                           2,405          7,367
                Seton Scholl Healthcare Group PLC                         3,902         21,271
                Severn Trent PLC                                         16,250        179,086
                Shell Transport & Trading Company                       314,385      2,372,124
                Signet Group PLC                                         79,661        115,052
                Six Continents PLC                                       27,900        283,449
                Slough Estates PLC                                          473          2,618
                Smith & Nephew PLC                                       37,864        210,087
                Smiths Industries PLC                                    23,846        309,689
                Spirent PLC                                               8,597         11,335
                Stagecoach Holdings PLC                                  18,574         17,766
                TI Group PLC                                              1,025              0
                Tate & Lyle PLC                                           8,252         44,151
                Taylor Woodrow PLC                                        1,561          4,283
                Tesco PLC                                               212,976        774,265
                Unilever PLC                                             88,426        806,031
                United Business Media PLC                                19,481        129,173
                United Utilities PLC                                     23,445        218,354
                Vodafone Group PLC                                    2,117,946      2,905,547
                Vodafone Group PLC (ADR) (b)                             12,490        170,489
                WPP Group PLC                                            35,336        298,399
                Whitbread PLC                                             1,813         16,927
                Wolseley PLC                                             26,415        267,758
                ------------------------------------------------------------------------------
                Total Investments in the United Kingdom
                (Cost--$59,131,773)--25.5%                                          55,304,934
==============================================================================================
United States   Datacraft Asia Limited                                   29,000         34,800
                I Shares MSCI EAFE Index Fund                             2,000        237,120
                ------------------------------------------------------------------------------
                Total Investments in the United States (Cost--$300,860)--0.1%          271,920
==============================================================================================


                                    22 & 23

                           Merrill Lynch International Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                Master International (Capitalization Weighted) Index Series (concluded)
                ------------------------------------------------------------------------------
SHORT-TERM         Face
SECURITIES        Amount                      Issue                                  Value
==============================================================================================
Commercial      $2,024,000   General Electric Capital Corp., 1.98% due 7/01/2002  $  2,023,777
Paper*          ------------------------------------------------------------------------------
                             Total Investments in Short-Term Securities
                             (Cost--$2,023,777)--0.9%                                2,023,777
==============================================================================================
                Total Investments (Cost--$217,396,464)--96.9%                      210,462,481
                Variation Margin on Financial Futures Contracts--0.0%**                 92,859
                Unrealized Appreciation on Forward Foreign Exchange
                Contracts--(0.0%)***                                                    37,134
                Other Assets Less Liabilities--3.1%                                  6,499,241
                                                                                  ------------
                Net Assets--100.0%                                                $217,091,715
                                                                                  ============
==============================================================================================

(a)   Non-income producing security.
(b)   American Depositary Receipts (ADR).
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 7/08/2002.
(e)   The rights may be exercised until 7/11/2002.
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
 **   Financial futures contracts purchased as of June 30, 2002 were as follows:

      --------------------------------------------------------------------------
      Number of                                  Expiration
      Contracts       Issue        Exchange         Date                 Value
      --------------------------------------------------------------------------
      27              TOPIX         Tokyo      September 2002         $2,296,554
      28              FTSE          LIFFE      September 2002          1,985,919
      92              EURO         DJ EURO     September 2002          2,868,425
       4         All Ordinaries      SFE       September 2002            179,704
       3         Hang Seng Index    SIMEX         July 2002              204,038
       2               CAC          MATIF      September 2002             77,507
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$7,519,288)                              $7,612,147
                                                                      ==========
      --------------------------------------------------------------------------

***   Forward foreign exchange contracts as of June 30, 2002 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                 Expiration                  Appreciation
      Purchased                           Date                    (Depreciation)
      --------------------------------------------------------------------------
      CHF         350,000              July 2002                     $   799
      (euro)    2,300,000              July 2002                      15,908
      (pound)     850,000              July 2002                       9,283
      (yen)   175,000,000              July 2002                      11,144
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts--Net
      (US$ Commitment--$5,222,920)                                   $37,134
                                                                     =======
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
INTERNATIONAL
(CAPITALIZATION
WEIGHTED)
INDEX SERIES       As of June 30, 2002
==========================================================================================================================
Assets:            Investments, at value (including securities loaned of $19,673,973)
                   (identified cost--$217,396,464) ......................................                    $ 210,462,481
                   Investments held as collateral for loaned securities, at value .......                       20,098,564
                   Unrealized appreciation on forward foreign exchange contracts ........                           37,134
                   Cash on deposit for financial futures contracts ......................                          947,619
                   Cash .................................................................                           53,502
                   Foreign cash (Cost--$4,352,651) ......................................                        4,566,803
                   Receivables:
                      Contributions .....................................................     $1,889,412
                      Dividends .........................................................        410,358
                      Variation margin ..................................................         92,859
                      Loaned securities .................................................          2,007
                      Investment adviser ................................................            563         2,395,199
                                                                                              ----------
                   Prepaid expenses and other assets ....................................                           64,484
                                                                                                             -------------
                   Total assets .........................................................                      238,625,786
                                                                                                             -------------
==========================================================================================================================
Liabilities:       Collateral on securities loaned, at value ............................                       20,098,564
                   Payables:
                      Securities purchased ..............................................      1,171,713
                      Withdrawals .......................................................        256,688         1,428,401
                                                                                              ----------
                   Other liabilities ....................................................                            7,106
                                                                                                             -------------
                   Total liabilities ....................................................                       21,534,071
                                                                                                             -------------
==========================================================================================================================
Net Assets:        Net assets ...........................................................                    $ 217,091,715
                                                                                                             =============
==========================================================================================================================
Net Assets         Investors' capital ...................................................                    $ 223,756,680
Consist of:        Unrealized depreciation on investments and foreign currency
                   transactions--net ....................................................                       (6,664,965)
                                                                                                             -------------
                   Net assets ...........................................................                    $ 217,091,715
                                                                                                             =============
==========================================================================================================================

      See Notes to Financial Statements.


                                    24 & 25

                           Merrill Lynch International Index Fund, June 30, 2002

STATEMENT OF OPERATIONS

MASTER
INTERNATIONAL
(CAPITALIZATION
WEIGHTED)
INDEX SERIES           For the Six Months Ended June 30, 2002
================================================================================================================
Investment Income:     Dividends (net of $356,941 foreign withholding tax) ....                      $ 2,737,000
                       Interest ...............................................                           21,012
                       Securities lending--net ................................                           37,647
                                                                                                     -----------
                       Total income ...........................................                        2,795,659
                                                                                                     -----------
================================================================================================================
Expenses:              Custodian fees .........................................     $    48,423
                       Professional fees ......................................          46,193
                       Accounting services ....................................          15,467
                       Investment advisory fees ...............................           9,906
                       Trustees' fees and expenses ............................             930
                       Printing and shareholder reports .......................             222
                       Other ..................................................           1,271
                                                                                    -----------
                       Total expenses before reimbursement ....................         122,412
                       Reimbursement of expenses ..............................         (43,164)
                                                                                    -----------
                       Total expenses after reimbursement .....................                           79,248
                                                                                                     -----------
                       Investment income--net .................................                        2,716,411
                                                                                                     -----------
================================================================================================================
Realized &             Realized gain (loss) from:
Unrealized Gain           Investments--net ....................................      (1,889,819)
(Loss) on                 Foreign currency transactions--net ..................         394,472       (1,495,347)
Investments &                                                                       -----------
Foreign Currency       Change in unrealized appreciation/depreciation on:
Transactions--Net:        Investments--net ....................................      (4,151,182)
                          Foreign currency transactions--net ..................         202,108       (3,949,074)
                                                                                    -----------
                       Total realized and unrealized loss on investments and
                       foreign currency transactions--net .....................                       (5,444,421)
                                                                                                     -----------
                       Net Decrease in Net Assets Resulting from Operations ...                      $(2,728,010)
                                                                                                     ===========
================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MASTER
INTERNATIONAL                                                                                   For the Six          For the
(CAPITALIZATION                                                                                 Months Ended        Year Ended
WEIGHTED)                                                                                         June 30,         December 31,
INDEX SERIES      Increase (Decrease) in Net Assets:                                                2002               2001
===============================================================================================================================
Operations:       Investment income--net .................................................     $   2,716,411      $     441,463
                  Realized loss on investments and foreign currency transactions--net ....        (1,495,347)        (3,668,274)
                  Change in unrealized appreciation/depreciation on investments and
                  foreign currency transactions--net .....................................        (3,949,074)          (878,430)
                                                                                               -------------      -------------
                  Net decrease in net assets resulting from operations ...................        (2,728,010)        (4,105,241)
                                                                                               -------------      -------------
===============================================================================================================================
Capital           Proceeds from contributions ............................................        56,142,938        203,141,807
Transactions:     Fair value of withdrawals ..............................................       (31,835,045)       (19,287,925)
                                                                                               -------------      -------------
                  Increase in net assets derived from net capital transactions ...........        24,307,893        183,853,882
                                                                                               -------------      -------------
===============================================================================================================================
Net Assets:       Total increase in net assets ...........................................        21,579,883        179,748,641
                  Beginning of period ....................................................       195,511,832         15,763,191
                                                                                               -------------      -------------
                  End of period ..........................................................     $ 217,091,715      $ 195,511,832
                                                                                               =============      =============
===============================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                        For the
MASTER                                                                                                                  Period
INTERNATIONAL                                                            For the Six          For the Year Ended     December 30,
(CAPITALIZATION                                                          Months Ended             December 31,         1999+ to
WEIGHTED)             The following ratios have been derived from          June 30,         ----------------------   December 31,
INDEX SERIES FUND     information provided in the financial statements.      2002             2001          2000         1999
=================================================================================================================================
Total Investment                                                              (.97%)++       (21.77%)          --           --
Return:                                                                    ========         ========       =======      =======
=================================================================================================================================
Ratios to Average     Expenses, net of reimbursement ............              .08%*            .08%          .08%         .08%*
Net Assets:                                                                ========         ========       =======      =======
                      Expenses ..................................              .12%*            .39%         1.34%         .63%*
                                                                           ========         ========       =======      =======
                      Investment income--net ....................             2.74%*           1.20%         1.55%        2.14%*
                                                                           ========         ========       =======      =======
=================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ..          $217,092         $195,512       $15,763      $10,054
Data:                                                                      ========         ========       =======      =======
                      Portfolio turnover ........................             3.32%           30.19%         5.89%         .00%
                                                                           ========         ========       =======      =======
=================================================================================================================================

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    26 & 27

                           Merrill Lynch International Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

1. Significant Accounting Policies:

Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment


                                    28 & 29

                           Merrill Lynch International Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2002, FAM earned fees of $9,906, all of which were waived. FAM also reimbursed the Fund for additional expenses of $33,258.

For the six months ended June 30, 2002, the Series reimbursed FAM $1,492 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $31,161,484 and $6,479,984, respectively.

Net realized gains (losses) for the six months ended June 30, 2002 and unrealized gains (losses) as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Investments:
    Long-term ............................      $(1,426,157)       $(6,933,983)
    Short-term ...........................              (90)                --
    Financial futures contracts ..........         (463,572)            92,859
                                                -----------        -----------
Total investments ........................       (1,889,819)        (6,841,124)
                                                -----------        -----------
Currency transactions:
    Forward foreign exchange
      contracts ..........................          135,854             37,134
    Foreign currency transactions ........          258,618            139,025
                                                -----------        -----------
Total currency transactions ..............          394,472            176,159
                                                -----------        -----------
Total ....................................      $(1,495,347)       $(6,664,965)
                                                ===========        ===========
--------------------------------------------------------------------------------

As of June 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $6,933,983, of which $17,479,766 related to appreciated securities and $24,413,749 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $217,396,464.

4. Commitments:

At June 30, 2002, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to purchase various foreign currencies with an approximate value of $289,000.

5. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.


                                       30
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                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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